Document and Entity Information	Oct. 05, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001800682
Document Type	8-K
Document Period End Date	Oct. 05, 2023
Entity Registrant Name	Cano Health, Inc.
Entity File Number	001-39289
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	98-1524224
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	(855)
Local Phone Number	226-6633
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	CANO
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CANO/WS
Security Exchange Name	NYSE